Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 3,852,045	$ 3,819,813	$ 8,590,761
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,764,630	1,155,390	898,505
Amortization of right-of-use assets	577,826	407,029	425,882
Provision for credit losses	20,095	20,123
Written off plant, equipment, net and intangible asset, net	6,169	180,361	3,695
Unrealized (gain) loss on short-term investments	164,555	(14,742)
Share of net loss from equity investees	12,006	25,955	4,594
Issuance of common stock for share-based compensation	333,312
Changes in operating assets and liabilities:
Accounts receivable	2,874,765	755,819	5,521,910
Advances to suppliers	(1,545,651)	384,592	2,089,822
Prepaid expenses and other current assets	(1,178,932)	(1,050,430)	688,566
Accounts payable	83,857	(2,453,851)	(12,919,042)
Accrued expenses and other current liabilities	4,108	337,029	(250,405)
Contract liabilities	(489,530)	(992,919)	(150,533)
Lease liabilities	(477,688)	(390,432)	(430,453)
Taxes payable	(9,276)	31,621	(11,124)
NET CASH PROVIDED BY OPERATING ACTIVITIES	5,992,291	2,215,358	4,462,178
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of plant and equipment	(786,860)	(37,619)	(104,641)
Purchase of intangible assets		(921,316)	(302,704)
Payments made for short-term investments, net	(3,736,728)	(1,320,776)
Proceeds from return of capital contribution from long-term investments	374,490
Payments made for long-term investments	(541,652)
NET CASH USED IN INVESTING ACTIVITIES	(4,690,750)	(2,279,711)	(407,345)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term loans	741,467
Net cash paid on reverse recapitalization		(2,495,690)
Net cash paid for public offering		(1,113,563)	(1,308,598)
Repayment made to related parties		(108,142)
Proceeds of related parties			107,986
Capital contribution from shareholders		2,511
Shares repurchase	(599,999)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	141,468	(3,714,884)	(1,200,612)
EFFECT OF EXCHANGE RATE CHANGE ON CASH	892,637	193,842	(52,073)
Net change in cash, cash equivalents and restricted cash	2,335,646	(3,585,395)	2,802,148
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — beginning of year	15,234,745	18,820,140	16,017,992
CASH, CASH EQUIVALENTS AND RESTRICTED CASH — end of year	17,570,391	15,234,745	18,820,140
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	17,566,879	15,234,745	18,816,535
Restricted cash	3,512		3,605
Total cash, cash equivalents and restricted cash	17,570,391	15,234,745	18,820,140
Supplemental disclosures of cash flow information:
Cash paid for income tax	189,411	130,741	177,190
Cash paid for interest	16,966	3,515	1,280
Cash received for interest	543,365
Supplemental disclosures of non-cash flow information:
Lease liabilities arising from obtaining right-of-use assets	1,701,319	215,377	721,633
Issuance of common stock for share-based compensation	333,312
Non-cash transactions for reclassification of advances to suppliers and other receivables to other non-current asset	$ 4,258,843